Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 2,267	$ 1,443
Short-term investments	214	342
Accounts receivable	1,663	931
Prepaids and other receivables	1,727	2,830
Total current assets	5,871	5,546
Non-current assets
Royalties, streaming and other mineral interests	717,780	671,722
Long-term investment	1,390	1,587
Investment in associate	1,495	1,681
Gold-linked loan	10,739	10,139
Other long-term assets	240	319
Total non-current assets	731,644	685,448
Total assets	737,515	690,994
Current Liabilities
Accounts payable and accrued liabilities	3,859	3,851
Total current liabilities	3,859	3,851
Non-current liabilities
Non-current portion of lease obligation	181	264
Bank loan	24,920	10,031
Convertible debentures	24,898	22,763
Embedded derivative	1,309	1,921
Deferred income tax liability	124,045	131,214
Total non-current liabilities	175,353	166,193
Total liabilities	179,212	170,044
Equity
Issued capital	595,811	556,177
Reserves	35,684	34,226
Accumulated deficit	(73,227)	(69,816)
Accumulated other comprehensive income	35	363
Total equity	558,303	520,950
Total equity and liabilities	$ 737,515	$ 690,994